Investment property	6 Months Ended
Dec. 31, 2021
Investment property
Investment property

16         Investment property

Total
£’000
At 1 July 2021
Cost	32,193
Accumulated depreciation and impairment	(11,640)
Net book amount	20,553
Six months ended 31 December 2021
Opening net book amount	20,553
Depreciation charge	(140)
Closing net book amount	20,413
At 31 December 2021
Cost	32,193
Accumulated depreciation and impairment	(11,780)
Net book amount	20,413

At 1 July 2020
Cost	32,193
Accumulated depreciation and impairment	(11,366)
Net book amount	20,827
Six months ended 31 December 2020
Opening net book amount	20,827
Depreciation charge	(135)
Closing net book amount	20,692
At 31 December 2020
Cost	32,193
Accumulated depreciation and impairment	(11,501)
Net book amount	20,692

Investment properties were externally valued as of 30 June 2021 in accordance with the Royal Institution of Chartered Surveyors (“RICS”) Valuation - Global Standards 2017 on the basis of Fair Value (as defined in the Standards). The fair value of investment properties as of 30 June 2021 was £24,700,000. Management has considered the carrying amount of investment property as of 31 December 2021 and concluded that, as there are no indicators of impairment, an impairment test is not required.

Fair value of investment properties is determined using inputs that are not based on observable market data, consequently the asset is categorized as Level 3.